UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                5/14/2012
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            86
                                         ------------
Form 13F Information Table Value Total:       483,728
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
AGIC EQUITY & CONV INCOME FD  COM		00119P102    5187    291901   SH       SOLE     NONE     291901
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   24054   2936979   SH       SOLE     NONE    2936979
ALPS ETF TR 	              ALERIAN MLP	00162Q866    6475    389122   SH       SOLE     NONE     389122
BANK OF AMERICA CORP          COM	        060505104     174     18226   SH       SOLE     NONE      18226
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     714      8800   SH       SOLE     NONE       8800
BLACKROCK CREDIT ALL INC TR   COM               092508100   21268   1627266   SH       SOLE     NONE    1627266
BLACKROCK CREDIT ALL INC TR   COM               09255H105    7720    734585   SH       SOLE     NONE     734585
BLACKROCK ENH CAP & INC FD    COM	        09256A109    3675    272430   SH       SOLE     NONE     272430
BLACKROCK ENHANCED EQT DIV    COM	        09251A104    2602    346962   SH       SOLE     NONE     346962
BLACKROCK INTL GRWTH & INC T  COM BENE INTER	092524107     558     71109   SH       SOLE     NONE      71109
BLACKROCK RES & COMM STRAT T  SHS	        09257A108    6891    455485   SH       SOLE     NONE     455485
CFS BANCORP INC 	      COM	        12525D102      86     15000   SH       SOLE     NONE      15000
CHEVRON CORP NEW              COM       	166764100     536      5000   SH       SOLE     NONE       5000
CITIGROUP INC	              COM NEW	        172967424     248      6774   SH       SOLE     NONE       6774
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    1977    167826   SH       SOLE     NONE     167826
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     200     11392   SH       SOLE     NONE      11392
CONOCOPHILLIPS	              COM	        20825C104     213      2800   SH       SOLE     NONE       2800
EATON VANCE ENHAN EQTY INCOME COM	        278274105     668     60367   SH       SOLE     NONE      60367
EATON VANCE LTD DUR INCOME FD COM	        27828H105    3221    200675   SH       SOLE     NONE     200675
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   11740   1108562   SH       SOLE     NONE    1108562
EATON VANCE SH TM DR DIVR     COM	        27828V104    1611     94314   SH       SOLE     NONE      94314
EATON VANCE TAX MNGD GLB EQTY COM	        27829F108   15691   1761060   SH       SOLE     NONE    1761060
EATON VANCE TX MNG BY WRT OP  COM	        27828Y108   12184    941545   SH       SOLE     NONE     941545
EATON VANCE TAX MNGED BUY WR  COM	        27828X100    1418    103470   SH       SOLE     NONE     103470
EATON VANCE TXMGD GL BUYWR O  COM	        27829C105     434     39349   SH       SOLE     NONE      39349
EATON VANCE TX MGD DIV EQ     COM	        27828N102   25349   2659910   SH       SOLE     NONE    2659910
ELLSWORTH FUND LTD	      COM               289074106    3891    529335   SH       SOLE     NONE     529335
GDL FUND 	              COM SH BEN IT	361570104    2135    173966   SH       SOLE     NONE     173966
GENERAL ELECTRIC CO	      COM	        369604103     202     10059   SH       SOLE     NONE      10059
GUGGENHEIM ENHANCED EQUITY    COM	        40167K100    3692    214651   SH       SOLE     NONE     214651
GULF RESOURCES INC 	      COM PAR $0.0005	40251W309      33     13900   SH       SOLE     NONE      13900
HEINZ H J CO	              COM	        423074103     202      3770   SH       SOLE     NONE       3770
ING GLOBAL EQ DIV&PREM OPTY   COM		45684E107     221     23000   SH       SOLE     NONE      23000
INTEL CORP 	              COM	        458140100     380     13500   SH       SOLE     NONE      13500
INTERVEST BANCSHARES CORP     CL A	        460927106      79     20600   SH       SOLE     NONE      20600
ISHARES INC 	              MSCI JAPAN	464286848     206     20225   SH       SOLE     NONE      20225
ISHARES TR 	              S&P 100 IDX FD	464287101   31511    492048   SH       SOLE     NONE     492048
ISHARES TR       	      BARCLYS USAGG B   464287226     655      5961   SH       SOLE     NONE       5961
ISHARES TR	              IBOXX INV CPBD	464287242    7653     66184   SH       SOLE     NONE      66184
ISHARES TR	              BARCLYS SH TREA	464288679   10009     90836   SH       SOLE     NONE      90836
JOHNSON & JOHNSON	      COM	        478160104     321      4870   SH       SOLE     NONE       4870
JPMORGAN CHASE & CO	      COM	        46625H100     230      5000   SH       SOLE     NONE       5000
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   22704   4605211   SH       SOLE     NONE    4605211
LIBERTY ALL-STAR GROWTH FD    COM	        529900102    6904   1587177   SH       SOLE     NONE    1587177
LINCOLN NATIONAL CORP IND     COM	        534187109     506     19192   SH       SOLE     NONE      19192
LMP CAPITAL AND INCOME FD     COM	        50208A102   10977    819801   SH       SOLE     NONE     819801
LOEWS CORP	              COM	        540424108     686     17200   SH       SOLE     NONE      17200
MACQUARIE GLB INFRA TOTL RET  COM	        55608D101    2198    119152   SH       SOLE     NONE     119152
MARKET VECTORS ETF TR 	      GOLD MINER ETF	57060U100    5763    116333   SH       SOLE     NONE     116333
MERCK & CO INC NEW 	      COM	        58933Y105     240      6260   SH       SOLE     NONE       6260
MFA FINANCIAL INC 	      COM	        55272X102     120     16000   SH       SOLE     NONE      16000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1737    181533   SH       SOLE     NONE     181533
MFS MULTIMARKET INCOME TR     SH BEN INT	552737108    5531    792412   SH       SOLE     NONE     792412
MICROSOFT CORP	              COM	        594918104     476     14750   SH       SOLE     NONE      14750
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     564     37941   SH       SOLE     NONE      37941
NEW GERMANY FUND	      COM	        644465106     271     17980   SH       SOLE     NONE      17980
NFJ DIVID INT & PREM STRTGY   COM	        65337H109     385     21529   SH       SOLE     NONE      21529
NUVEEN EQTY PREM &GROWTH FD   COM       	6706EW100    2331    174850   SH       SOLE     NONE     174850
NUVEEN EQTY PREM ADV FD       COM	        6706ET107    1010     83337   SH       SOLE     NONE      83337
NUVEEN EQTY PREM OPPORTUN     COM	        6706EM102    6305    517669   SH       SOLE     NONE     517669
NUVEEN EQUITY PREMIUM INC     COM	        6706ER101    4667    389879   SH       SOLE     NONE     389879
NUVEEN MULT STRAT INCM GR     COM SHS	        67073D102   25911   2885409   SH       SOLE     NONE    2885409
OMNIAMERICAN BANCORP INC      COM		68216R107     503     26000   SH       SOLE     NONE      26000
PFIZER INC	              COM	        717081103     572     25274   SH       SOLE     NONE      25274
POWERSHARES ETF TRUST II      SENIOR LN PORT	73936Q769   20593    837803   SH       SOLE     NONE     837803
PROSHARES TR	              PSHS ULSHT SP500	74347R883    4556    301927   SH       SOLE     NONE     301927
PUTNAM MUNI OPPOR TR	      SH BEN INT	746922103    4650    370557   SH       SOLE     NONE     370557
REDWOOD TRUST INC	      COM	        758075402     241     21501   SH       SOLE     NONE      21501
ROYCE VALUE TR INC	      COM	        780910105   23556   1695864   SH       SOLE     NONE    1695864
SPDR SERIES TRUST	      BRCLYS YLD ETF	78464A417    6667    169334   SH       SOLE     NONE     169334
SPDR SERIES TRUST	      BRCLYS 1-3MT ETF	78464A680    6805    148524   SH       SOLE     NONE     148524
SPDR SERIES TRUST	      S&P DIVID ETF	78464A763     521      9200   SH       SOLE     NONE       9200
SPDR SERIES TRUST	      SBI INT-ENERGY	81369Y506    7736    107817   SH       SOLE     NONE     107817
SPDR SERIES TRUST	      TECHNOLOGY	81369Y803    7409    245643   SH       SOLE     NONE     245643
SPDR SERIES TRUST	      SBI INT-UTILS	81369Y886    7400    211163   SH       SOLE     NONE     211163
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   19605   1220719   SH       SOLE     NONE    1220719
THE PHOENIX COS INC	      COM	        71902E109      37     15000   SH       SOLE     NONE      15000
TRI CONTINENTAL CORp	      COM	        895436103   21553   1353835   SH       SOLE     NONE    1353835
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   20115    241539   SH       SOLE     NONE     241539
VANGUARD SCOTTSDALE FDS	      INT-TERM CORP	92206C870     955     11400   SH       SOLE     NONE      11400
VANGUARD WORLD FDS	      ENERGY ETF	92204A306     217      2064   SH       SOLE     NONE       2064
VERIZON COMMUNICATIONS INC    COM	        92343V104     210      5500   SH       SOLE     NONE       5500
VIRTUS TOTAL RETURN FD	      COM	        92829A103     331     87038   SH       SOLE     NONE      87038
ZBB ENERGY CORPORATION 	      COM	        98876R204	7     10000   SH       SOLE     NONE      10000
ZWEIG FD INC	              COM	        989834106   11612   3617351   SH       SOLE     NONE    3617351
ZWEIG TOTAL RETURN FD INC     COM	        989837109    2277    711571   SH       SOLE     NONE     711571